Investment in securities - Sale Proceeds and Realized Gains and Losses of AFS Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	$ 189,417	$ 352,965	$ 225,305
Gross realized gains	1,563	1,275	2,037
Gross realized (losses)	(1,802)	(55)	(413)
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	189,417	349,699	35,001
Gross realized gains	1,563	1,171	115
Gross realized (losses)	(1,802)	(55)	0
Non-US governments debt securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	3,266	0
Gross realized gains	0	104	0
Gross realized (losses)	0	0	0
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	0	64,787
Gross realized gains	0	0	49
Gross realized (losses)	0	0	(141)
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	0	124,545
Gross realized gains	0	0	901
Gross realized (losses)	0	0	(272)
Pass-through note
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	0	972
Gross realized gains	0	0	972
Gross realized (losses)	$ 0	$ 0	$ 0